As filed with the Securities and Exchange Commission on September 8, 2004

                                                     1933 Act File No. 333-_____
                                                     1940 Act File No. 811-21173

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-2

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                           PRE-EFFECTIVE AMENDMENT NO.     [ ]
                           POST-EFFECTIVE AMENDMENT NO.    [X]

                                       AND

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [X]

                               AMENDMENT NO. 2 [X]

                        (CHECK APPROPRIATE BOX OR BOXES)

                           MAN-GLENWOOD LEXINGTON, LLC
                           ---------------------------
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

               123 N. WACKER DRIVE, 28TH FLOOR, CHICAGO, IL 60606
               --------------------------------------------------
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (312) 881-6500
                                 --------------
               REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE
 -------------------------------------------------------------------------------

                                  STEVEN ZORIC
                         123 N. WACKER DRIVE, 28TH FLOOR
                                CHICAGO, IL 60606
                                -----------------

                     NAME AND ADDRESS (OF AGENT FOR SERVICE)

                          COPIES OF COMMUNICATIONS TO:

                            MICHAEL S. CACCESE, ESQ.
                           KIRKPATRICK & LOCKHART LLP
                                 75 STATE STREET
                           BOSTON, MASSACHUSETTS 02109

      APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING     As soon as practicable
after the effective date of this Registration Statement.

      If any of the securities being registered on this form are to be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [X]

      It is proposed that this filing will become effective (check appropriate box):

[X] when declared effective pursuant to Section 8(c)

--------------------------------------------------------------------------------

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

                                            Proposed Maximum   Proposed Maximum       Amount of
  Title of Securities      Amount Being      Offering Price        Aggregate        Registration
   Being Registered       Registered (1)       Per Unit(1)     Offering Price(1)       Fees(1)
----------------------------------------------------------------------------------------------------
Units of Limited
Liability Company           969,180.074          $103.18         $100,000,000          $12,670
Interest, par value
$0.01


(1) Estimated solely for purposes of calculating the registration fee, pursuant to Rule 457(o) under the Securities Act of 1933.

      The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

      Pursuant to Rule 429 under the Securities Act of 1933, the Prospectus in this Registration Statement is a combined prospectus and relates to Registration Statement File No. 333-97919, as amended, previously filed by the Registrant on Form N-2. This Registration Statement also constitutes Post-Effective Amendment No. 2 to Registration Statement No. 333-97919, and such Post-Effective Amendment shall hereafter become effective concurrently with the effectiveness of this Registration Statement and in accordance with Section 8(c) of the Securities Act. The Registration Statement, and the registration statement amended hereby are collectively referred to hereunder as the "Registration Statement."

      Man-Glenwood Lexington Associates Portfolio, LLC, as the master fund in which Registrant invests substantially all of its assets, has also executed this Registration Statement.

PARTS A AND B

      Registrant's Prospectus and Statement of Additional Information dated January 20, 2004, as filed with the Securities and Exchange Commission on Form N-2 on November 7, 2003 (File Nos. 333-97919 and 811-21173) are hereby incorporated by reference.

PART C -- OTHER INFORMATION

      Item 24. Financial Statements and Exhibits

      (1)  Financial Statements:
               Included in Part A:
                  Not Applicable

               Included in Part B:
                  Independent Auditor's Report*
                  Statement of Assets and Liabilities March 31, 2004* Statement of Operations for the Year Ended March 31, 2004* Statement of Changes in Net Assets
                  Statement of Cash Flows
                  Notes to Financial Statements*

                  Man-Glenwood Lexington Associates Portfolio, LLC:
                  Independent Auditors Report**
                  Schedule of Investments**
                  Statement of Assets and Liabilities March 31, 2004** Statement of Operations for the Year Ended March 31, 2004** Statement of Changes in Net Assets**
                  Statement of Cash Flows**
                  Notes to Financial Statements**

                  * Incorporated by reference to Registrant's Annual Report filed with the Commission on June 4, 2004.

                  ** Incorporated by reference to Man-Glenwood Lexington
                     Associates Portfolio, LLC's Annual Report filed on Form N-CSR with the Commission on June 4, 2004.

        (2) Exhibits:

                  (a) (i) Certificate of Formation, dated August 5, 2002, is incorporated by reference to the Registrant's initial registration statement on Form N-2 filed August 9, 2002 (File Nos. 333- 97919, 811-21173).

                  (ii) Limited Liability Company Agreement, dated August 5, 2003, is incorporated by reference to Appendix C of the Prospectus of Pre-Effective Amendment No. 1 to the Registrant's registration statement on Form N-2 filed on January 23, 2003 ("Pre-Effective Amendment No. 1").

                  (b) By-Laws are incorporated by reference to Registrant's Statement on Form N-2 filed on November 7, 2003.

                  (c) Not applicable.

                  (d) Not applicable.

                  (e) Not applicable.

                  (f) Not applicable.

                  (g) Not applicable.

                  (h) (i) Form of General Distributor's Agreement is incorporated by reference to Exhibit (h)(i) of Pre-Effective Amendment No.1.

                  (ii) Form of Selling Agreement between the Distributor and selected dealers is incorporated by reference to Exhibit
                  (h)(ii) of Pre-Effective Amendment No. 1.

                  (i) Not applicable.

                  (j) (i) Custody Agreement dated January 20, 2003 is incorporated by reference to Exhibit (j)(i) of Pre-Effective Amendment No. 1.

                  (ii) Escrow Agreement is incorporated by reference to Exhibit
                  (j)(ii) of Pre-Effective Amendment No. 1.

                  (iii) Administration Agreement dated January 20, 2003 is incorporated by reference to Exhibit (j)(iii) of Pre-Effective Amendment No. 1.

                  (k) (i) Services Agreement dated January 20, 2003 is incorporated by reference to Exhibit (k)(i) of Pre-Effective Amendment No. 1.

                  (ii) Investor Servicing Agreement is incorporated by reference to Exhibit (k)(ii) of Pre-Effective Amendment No. 1.

                  (iii) Expense Limitation Agreement is incorporated by reference to Exhibit (k)(iii) of Pre-Effective Amendment No. 1.

                  (l) Opinion and Consent of Kirkpatrick & Lockhart LLP is incorporated by reference to Exhibit (l) of Pre-Effective Amendment No. 1.

                  (m) Not applicable.

                  (n) (i) Opinion and Consent of Kirkpatrick & Lockhart LLP on tax matters is incorporated by reference to Exhibit (n)(i) of Pre-Effective Amendment No. 1.

                  (ii) Not applicable.

                  (o) Not applicable.

                  (p) Agreement Regarding Provision of Initial Capital is incorporated by reference to Exhibit (p) of Pre-Effective Amendment No. 1.

                  (q) Not applicable.

                  (r) Code of Ethics is incorporated by reference to Registrant's Statement on Form N-2 filed on November 7, 2003.

                  (s) Power of Attorney is incorporated by reference to Exhibit
                  (s) of Pre-Effective Amendment No. 1.

      ITEM 25. MARKETING ARRANGEMENTS

      See Form of General Distributor's Agreement incorporated by reference to Exhibit (h)(i) of Pre-Effective Amendment No. 1.

      ITEM 26. OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

      Not applicable.

      ITEM 27. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

      Man-Glenwood Lexington Associates Portfolio, LLC and Man-Glenwood Lexington TEI, LLC may be considered under common control with Registrant at the time of this filing.

      ITEM 28. NUMBER OF HOLDERS OF SECURITIES

      Set forth below is the number of record holders as of August 1, 2004, of each class of securities of the Registrant:

         Title of Class                            Number of Record Holders
         Units of Limited Liability Company
         Interests, par value $0.01                 1009


      ITEM 29. INDEMNIFICATION

      Registrant's limited liability company agreement and the General Distributor's Agreement incorporated by reference to Pre-Effective Amendment No. 1 contain provisions limiting the liability, and providing for indemnification, of the Registrant's Managers and officers under certain circumstances. Glenwood Capital Investments, L.L.C. has provided an indemnity to the Managers who are not "interested persons" of Registrant. Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in this Item 29, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

      ITEM 30. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

      Reference is made to: (i) the information set forth under the caption "Investment Advisory and Other Services" in the Statement of Additional Information; and (ii) the Form ADV of Glenwood Capital Investments, L.L.C. (the "Adviser") (File No. 801-58047) filed with the Commission, all of which are incorporated herein by reference.

      ITEM 31. LOCATION OF ACCOUNTS AND RECORDS

      All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant's custodian, SEI Private Trust Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456, and transfer agent SEI Investments Global Funds Services, One Freedom Valley Drive, Oaks, Pennsylvania 19456, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of the Adviser. Offices of the Adviser are located at 123 N. Wacker Drive, 28th Floor, Chicago, Illinois, 60606 and the Adviser's telephone number is 312-881-6500. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of the Adviser.

      ITEM 32. MANAGEMENT SERVICES

      Not applicable.

      ITEM 33. UNDERTAKINGS

      1. Not applicable.

      2. Not applicable.

      3. Not applicable.

      4. The Registrant undertakes:

      a. To file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement:

           (1) to include any prospectus required by Section 10(a)(3) of the 1933 Act;

           (2) to reflect in the prospectus any facts or events after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement; and

           (3) to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement.

      b. to reflect in the prospectus any facts or events after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement; and

      c. to remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering.

      5. Not applicable.

      6. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of an oral or written request, its Statement of Additional Information.

                                   SIGNATURES

Pursuant to requirements of the Securities Act and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Chicago and the State of Illinois, on the 8th day of September 2004.


                                        MAN-GLENWOOD LEXINGTON, LLC

                                        By: /s/ John B. Rowsell

                                        John B. Rowsell
                                        President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                     Title                           Date
---------                     -----                           ----

/s/ John B. Rowsell           President, (Principal
-------------------           Executive Officer)              September 8, 2004
John B. Rowsell

/s/ Alicia Derrah*            Treasurer (Principal
-------------------           Financial and Accounting        September 8, 2004
Alicia Derrah                 Officer)

/s/ John Kelly*               Manager                         September 8, 2004
-------------------
John Kelly

/s/ Marvin Damsma*            Manager                         September 8, 2004
-------------------
Marvin Damsma

/s/ Dale M. Hanson*           Manager                         September 8, 2004
-------------------
Dale M. Hanson


*By: /s/ Steven Zoric
    -----------------
    Steven Zoric
    (as attorney in fact)

                                   SIGNATURES

Man-Glenwood Lexington Associates Portfolio, LLC has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Chicago and the State of Illinois, on the 8th day of September 2004.

                                        MAN-GLENWOOD LEXINGTON
                                        ASSOCIATES PORTFOLIO, LLC

                                        By: /s/ John B. Rowsell
                                        -----------------------
                                        John B. Rowsell
                                        President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                     Title                           Date
---------                     -----                           ----

/s/ John B. Rowsell           President, (Principal
-------------------           Executive Officer)              September 8, 2004
John B. Rowsell

/s/ Alicia Derrah*            Treasurer (Principal
------------------            Financial and Accounting        September 8, 2004
Alicia Derrah                 Officer)

/s/ John Kelly*               Manager                         September 8, 2004
------------------
John Kelly

/s/ Marvin Damsma*            Manager                         September 8, 2004
------------------
Marvin Damsma

/s/ Dale M. Hanson*           Manager                         September 8, 2004
-------------------
Dale M. Hanson


*By: /s/ Steven Zoric
    -----------------
    Steven Zoric
    (as attorney in fact)